Segment Information	12 Months Ended
Dec. 31, 2019
Segment Information
Segment Information

18   Segment Information

Based on the criteria established by ASC 280 ‘‘Segment Reporting’’, the Group’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group.

Operating segments are defined as components of an enterprise engaging in businesses activities for which separate financial information is available that is regularly evaluated by the Group’s CODM in deciding how to allocate resources and assess performance.

Prior to the year 2018, the Group operated and managed its business as a single segment. In 2017 July, the Group started a new business unit and began to operate small class offerings under this unit. Starting in 2018, the Group reorganized to report its business in two operating segments: one-on-one offerings and small class offerings. Segment information for the year ended December 31, 2017 has been revised to be presented on the same basis as the year ended December 31, 2018 and the year ended December 31, 2019

Information regarding the two segments provided to the Group’s CODM is at the operating loss level. The Group currently does not allocate assets and liabilities, non-operating income/ (expenses), income tax expenses to its segments, as its CODM does not use such information to allocate resources or evaluate the performance of the two operating segments.

The Group presents segmental information after elimination of inter-company transactions. In general, revenue, cost of revenue and operating expenses are directly attributable, and are allocated, to each segment. The Group allocates costs and expenses that are not directly attributable to individual segments, such as those that support infrastructure across different operating segments, to the segments mainly on the basis of usage, revenue or headcount, depending on the nature of the relevant costs and expenses.

The following table presents summary information by segment:

		For the year ended
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Net revenues
One-on-one offerings	835,649	1,044,769	1,365,706	196,171
Small class offerings	12,344	100,748	112,787	16,201
Total net revenues	847,993	1,145,517	1,478,493	212,372

Cost of revenues
One-on-one offerings	(293,763)	(342,927)	(386,085)	(55,458)
Small class offerings	(20,358)	(67,981)	(53,838)	(7,733)
Total cost of revenues	(314,121)	(410,908)	(439,923)	(63,191)

Gross profit
One-on-one offerings	541,886	701,842	979,621	140,713
Small class offerings	(8,014)	32,767	58,949	8,468
Total gross profit	533,872	734,609	1,038,570	149,181

Gross profit margin
One-on-one offerings	64.8%	67.2%	71.7%	71.7%
Small class offerings	(64.9)%	32.5%	52.3%	52.3%
Total gross profit margin	63.0%	64.1%	70.2%	70.2%

Sales and marketing expenses
One-on-one offerings	(619,966)	(647,314)	(738,010)	(106,009)
Small class offerings	(37,099)	(83,919)	(54,581)	(7,840)
Total sales and marketing expenses	(657,065)	(731,233)	(792,591)	(113,849)

Product development expenses
One-on-one offerings	(202,129)	(139,240)	(138,291)	(19,864)
Small class offerings	(21,073)	(45,760)	(19,214)	(2,760)
Total product development expenses	(223,202)	(185,000)	(157,505)	(22,624)

General and administrative expenses
One-on-one offerings	(213,880)	(186,983)	(178,606)	(25,655)
Small class offerings	(10,515)	(36,074)	(17,423)	(2,503)
Total general and administrative expenses	(224,395)	(223,057)	(196,029)	(28,158)

Operating expenses
One-on-one offerings	(1,035,975)	(973,537)	(1,054,907)	(151,528)
Small class offerings	(68,687)	(165,753)	(91,218)	(13,103)
Total operating expenses	(1,104,662)	(1,139,290)	(1,146,125)	(164,631)

Loss from operations
One-on-one offerings	(494,089)	(271,695)	(75,286)	(10,815)
Small class offerings	(76,701)	(132,986)	(32,269)	(4,635)
Total loss from operations	(570,790)	(404,681)	(107,555)	(15,450)

The Group operates in two principal geographical areas—China and the Philippines. For all periods presented, all revenues from external customers are attributed to China based on customer location.

The following table summarizes property and equipment of the Group by geographical location:

	Property and equipment
	As of December 31,
	2018	2019
	RMB	RMB
China	27,103	16,446
Philippines	8,238	3,890